INCOME TAX EXPENSE - Carry forward loss (Details) $ in Thousands	Dec. 31, 2020 CAD ($)
INCOME TAX EXPENSE
Tax loss carry forwards	$ 52,661
Mineral property interest	11,636
Other	8,656
Unrecognised Tax Benefit	$ 72,953